Inst | Fidelity Latin America Fund
Fund Summary Fund/Class: Fidelity® Latin America Fund/Fidelity Advisor® Latin America Fund Institutional
Investment Objective
The fund seeks long-term growth of capital.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees		Inst Fidelity Latin America Fund Fidelity Latin America Fund - Institutional Class
Redemption fee on shares held (as a % of amount redeemed)	[1]	1.50%
[1]	Held less than 90 days

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses	Inst Fidelity Latin America Fund Fidelity Latin America Fund - Institutional Class
Management fee	0.71%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.33%
Total annual operating expenses	1.04%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Inst Fidelity Latin America Fund Fidelity Latin America Fund - Institutional Class
1 year	106
3 years	331
5 years	574
10 years	1,271

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 11% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in securities of Latin American issuers and other investments that are tied economically to Latin America.
  Normally investing primarily in common stocks.
  Allocating investments across different Latin American countries.
  Investing up to 35% of total assets in any industry that accounts for more than 20% of the Latin American market.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Geographic Concentration in Latin America. Because Fidelity Management & Research Company (FMR) concentrates the fund's investments in Latin America, the fund's performance is expected to be closely tied to social, political, and economic conditions within Latin America and to be more volatile than the performance of more geographically diversified funds. In addition, because FMR may invest a significant percentage of the fund's assets in certain industries, the fund's performance could be affected to the extent that the particular industry or industries in which the fund invests are sensitive to adverse social, political, economic, currency, or regulatory developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance history will be available for Institutional Class after Institutional Class has been in operation for one calendar year.

Year-by-Year Returns Calendar Years	[1]

During the periods shown in the chart for Fidelity Latin America Fund:	Returns	Quarter ended
Highest Quarter Return	36.89%	June 30, 2009
Lowest Quarter Return	-35.24%	December 31, 2008
Year-to-Date Return	-23.21%	September 30, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2010

Average Annual Total Returns Inst Fidelity Latin America Fund		Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Fidelity Latin America Fund	[1]	16.49%	16.00%	18.95%
Return After Taxes on Distributions Class: Fidelity Latin America Fund	[1]	16.22%	15.72%	18.59%
Return After Taxes on Distributions and Sale of Fund Shares Class: Fidelity Latin America Fund	[1]	11.33%	14.20%	17.28%
MSCI® EM (Emerging Markets) Latin America Index (reflects no deduction for fees, expenses, or taxes)		14.89%	19.83%	21.41%
[1]	The returns shown above are for Fidelity Latin America Fund, a class of shares of the fund that is not offered through this prospectus. Institutional Class would have substantially similar annual returns to Fidelity Latin America Fund because the classes are invested in the same portfolio of securities. Institutional Class's returns will be lower than Fidelity Latin America Fund's returns to the extent that Institutional Class has higher expenses.

[1]	The returns shown above are for Fidelity Latin America Fund, a class of shares of the fund that is not offered through this prospectus. Institutional Class would have substantially similar annual returns to Fidelity Latin America Fund because the classes are invested in the same portfolio of securities. Institutional Class's returns will be lower than Fidelity Latin America Fund's returns to the extent that Institutional Class has higher expenses.